Taxation - Tax Credited/(charged) Relating to Components of Other Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax relating to components of other comprehensive income [abstract]
Changes in value of financial assets at FVOCI, Before tax	¥ 956	¥ (74)	¥ (168)
Currency translation differences, Before tax	(1,915)	683	1,160
Share of other comprehensive (loss)/income of investments accounted for using the equity method, Before tax	(617)	442	1,248
Other comprehensive (loss)/income, Before tax	(1,576)	1,051	2,240
Changes in value of financial assets at FVOCI, Tax credited/(charged)	1	(1)
Other comprehensive (loss)/income, Tax credited/(charged)	1	(1)
Changes in value of financial assets at FVOCI, After tax	957	(75)	(168)
Currency translation differences, After tax	(1,915)	683	1,160
Share of other comprehensive (loss)/income of investments accounted for using the equity method, After tax	(617)	442	1,248
Other comprehensive (loss)/income, After tax	(1,575)	1,050	¥ 2,240
Tax credited/(charged) relating to components of other comprehensive income, Tax credited/(charged)
Current tax	0
Deferred tax	1	(1)
Other comprehensive (loss)/income, Tax credited/(charged)	¥ 1	¥ (1)